World Omni Auto Receivables Trust 2012-B	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2015

Dates Covered
Collections Period	01/01/15 - 01/31/15
Interest Accrual Period	01/15/15 - 02/16/15
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/14	231,741,067.26	17,167
Yield Supplement Overcollateralization Amount at 12/31/14	2,996,363.57	0
Receivables Balance at 12/31/14	234,737,430.83	17,167
Principal Payments	10,843,446.21	334
Defaulted Receivables	469,414.53	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/15	2,750,711.46	0
Pool Balance at 01/31/15	220,673,858.63	16,807

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	31.27%

Prepayment ABS Speed	1.32%

Overcollateralization Target Amount	9,930,323.64
Actual Overcollateralization	9,930,323.64

Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	4.50%
Weighted Average Remaining Term	36.73

Delinquent Receivables:
Past Due 31-60 days	4,034,456.50	239
Past Due 61-90 days	1,138,729.42	72
Past Due 91 + days	221,468.84	19
Total	5,394,654.76	330

Total 31+ Delinquent as % Ending Pool Balance	2.44%

Recoveries	340,488.52

Aggregate Net Losses/(Gains) - January 2015	128,926.01
Current Net Loss Ratio (Annualized)	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.96%

Flow of Funds	$ Amount

Collections	11,904,216.16
Advances	(5,196.64)
Investment Earnings on Cash Accounts	1,595.69
Servicing Fee	(195,614.53)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,705,000.68

Distributions of Available Funds
(1) Class A Interest	123,129.29
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	638,860.60
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,930,323.64
(7) Distribution to Certificateholders	1,000,018.38
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,705,000.68

Servicing Fee	195,614.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 01/15/15	221,312,719.23
Principal Paid	10,569,184.24
Note Balance @ 02/17/15	210,743,534.99

Class A-1
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-2
Note Balance @ 01/15/15	0.00
Principal Paid	0.00
Note Balance @ 02/17/15	0.00
Note Factor @ 02/17/15	0.0000000%

Class A-3
Note Balance @ 01/15/15	99,455,719.23
Principal Paid	10,569,184.24
Note Balance @ 02/17/15	88,886,534.99
Note Factor @ 02/17/15	50.5037131%

Class A-4
Note Balance @ 01/15/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	107,515,000.00
Note Factor @ 02/17/15	100.0000000%

Class B
Note Balance @ 01/15/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 02/17/15	14,342,000.00
Note Factor @ 02/17/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	135,798.06
Total Principal Paid	10,569,184.24
Total Paid	10,704,982.30

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	50,556.66
Principal Paid	10,569,184.24
Total Paid to A-3 Holders	10,619,740.90

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1985767
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.4552549
Total Distribution Amount	15.6538316

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2872538
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	60.0521832
Total A-3 Distribution Amount	60.3394370

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	60.45
Noteholders' Principal Distributable Amount	939.55

Account Balances	$ Amount

Advances
Balance as of 12/31/14	48,956.03
Balance as of 01/31/15	43,759.39
Change	(5,196.64)

Reserve Account
Balance as of 01/15/15	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 02/17/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36